Note 25 - Called Up Share Capital (Details Textual) - USD ($)						1 Months Ended		12 Months Ended
		Jul. 21, 2021	Jun. 30, 2021	Feb. 02, 2021	Oct. 19, 2020	Feb. 28, 2021	Oct. 30, 2020	Jun. 30, 2021	Dec. 18, 2020	Oct. 06, 2020	Jun. 30, 2020	Jun. 30, 2017
Statement Line Items [Line Items]
Shares Allotment, Aggregate Nominal Amount Authorised									$ 180,000.00	$ 180,000.00		$ 1,560.00
Nominal amount of authorized shares allotment							$ 40,000
Increase (decrease) in number of shares outstanding, capital raises (in shares)			708,669		3,382,350			4,091,019 [1]
Increase (decrease) in number of shares outstanding, investments (in shares)	[2]							49,750
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares)	[3]							792,126
Increase (decrease) in number of shares outstanding, business combination (in shares)	[4]							15,793
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)			2,005,190
Convertible securities, conversion price (in dollars per share)			$ 10.20					$ 10.20			$ 10.20
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)		2,005,190
Convertible securities, conversion price (in dollars per share)		$ 10.20
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, business combination (in shares)				15,793
Tottenham Hotspurs Football Club (THFC) [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, investments (in shares)						49,750
AWN Holdings Limited [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares)		1,959,339

[1]	During the year, the Company completed a series of capital raises on NASDAQ. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, as at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020.
[2]	In February 2021, 49,750 ordinary shares were issued to Tottenham Hotspur Football Club (“THFC”) as part of the Battery partnership.
[3]	792,126 shares were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan during the year.
[4]	In February 2021, 15,793 restricted ordinary shares were issued as part consideration for the purchase of the non-controlling interest in Tembo e-LV B.V.